SCHEDULE OF RESTATEMENT ON CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Total operating expenses		¥ (237,269)	$ (32,506)
Net (loss)/profit attribute to Youlife International Holdings Inc.		¥ (241,700)	(33,113)
Net (loss)/earnings per share:
Basic net (loss)/earnings per share | (per share)	$ (331)	¥ (2,417)
Diluted net (loss)/earnings per share | (per share)	$ (331)	¥ (2,417)
Shares used in net (loss)/earnings per share computation
Basic | shares		100
Diluted | shares		100
Youlife International Holdings Inc [Member]
Total operating expenses			(25,837,000)	¥ (188,589,000)	$ (30,893,000)	¥ (219,340,000)	¥ (296,636,000)
Total other income, net			(11,211,000)	(81,838,000)	9,569,000	67,937,000	96,947,000
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares							(130,011,000)
Net (loss)/profit attribute to Youlife International Holdings Inc.			(7,174,000)	(52,376,000)	13,980,000	99,263,000	(223,534,000)
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.			$ (7,174,000)	¥ (52,376,000)	$ 13,980,000	¥ 99,263,000	¥ (93,523,000)
Net (loss)/earnings per share:
Basic net (loss)/earnings per share | (per share)			$ (0.03)	¥ (0.24)	$ 0.06	¥ 0.45	¥ (0.99)
Diluted net (loss)/earnings per share | (per share)			$ (0.03)	¥ (0.24)	$ 0.04	¥ 0.29	¥ (0.99)
Shares used in net (loss)/earnings per share computation
Basic | shares			221,777,718	221,777,718	221,777,718	221,777,718	224,986,014
Diluted | shares			221,777,718	221,777,718	342,756,528	342,756,528	224,986,014
Previously Reported [Member] | Youlife International Holdings Inc [Member]
Total operating expenses							¥ (275,825,000)
Total other income, net							(66,949,000)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares
Net (loss)/profit attribute to Youlife International Holdings Inc.							(236,608,000)
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.							¥ (236,608,000)
Net (loss)/earnings per share:
Basic net (loss)/earnings per share | ¥ / shares						¥ 0.29	¥ (0.68)
Diluted net (loss)/earnings per share | ¥ / shares						¥ 0.29	¥ (0.68)
Shares used in net (loss)/earnings per share computation
Basic | shares					342,756,528	342,756,528	346,606,485
Diluted | shares					342,756,528	342,756,528	346,606,485
Revision of Prior Period, Reclassification, Adjustment [Member] | Youlife International Holdings Inc [Member]
Total operating expenses							¥ (20,811,000)
Total other income, net							163,896,000
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares							(130,011,000)
Net (loss)/profit attribute to Youlife International Holdings Inc.							13,074,000
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.							¥ 143,085,000
Net (loss)/earnings per share:
Basic net (loss)/earnings per share | ¥ / shares						¥ 0.16	¥ (0.31)
Diluted net (loss)/earnings per share | ¥ / shares							¥ (0.31)
Shares used in net (loss)/earnings per share computation
Basic | shares					(120,978,810)	(120,978,810)	(121,620,471)
Diluted | shares							(121,620,471)